Goodwill and intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Total
Cost
At Dec. 31, 2023	132,251	182,902	315,153
Net exchange differences	—	(14,648)	(14,648)
At Dec. 31, 2024	132,251	168,254	300,505
Additions (1)	—	6,468	6,468
Net exchange differences	—	8,394	8,394
At Dec. 31, 2025	132,251	183,116	315,367

Impairment
At Dec. 31, 2023	(113,102)	—	(113,102)
Impairment charge for the year	—	—	—
At Dec. 31, 2024	(113,102)	—	(113,102)
Impairment charge for the year	—	—	—
At Dec. 31, 2025	(113,102)	—	(113,102)

Net book value at:
At Dec. 31, 2024	19,149	168,254	187,403
At Dec. 31, 2025	19,149	183,116	202,265
(1) See "Indefinite life fund management contracts" on page 25 for more details.
Goodwill
The Company has identified 4 cash generating units ("CGU") as follows:
•Exchange listed products
•Managed equities
•Private strategies
•Corporate
As at December 31, 2025, the Company had allocated $19.1 million (December 31, 2024 - $19.1 million) of goodwill between the exchange listed products CGU ($17.9 million) and the managed equities CGU ($1.2 million). Goodwill was allocated on a relative value approach basis.
Indefinite life fund management contracts
As at December 31, 2025, the Company had indefinite life intangibles related to fund management contracts of $183.1 million (December 31, 2024 - $168.3 million). These contracts are held within the exchange listed products and managed equities CGUs. The addition of $6.5 million in the second quarter of the year was related to the remeasurement of a provision related to a historical acquisition.
Impairment assessment of goodwill and indefinite life fund management contracts
In the normal course, goodwill and indefinite life fund management contracts are tested for impairment once per annum, which for the Company is during the fourth quarter of each year or earlier if there are indicators of impairment. As part of the Company’s annual impairment testing process, the recoverable amounts associated with goodwill and indefinite life fund management contracts are calculated based on a five year value-in-use model with a terminal multiple. The value-in-use model estimates future earnings based on: (1) market growth rates, including external pricing estimates for commodities (gold, silver and uranium) and/or analyst price forecasts for the underlying equity indices and (2) fund flow assumptions based on historical experience. These inputs are used to estimate future cash flows which are discounted at 9.73% and compared to the carrying value of the CGUs and the intangible assets. During the annual impairment testing process, there was no impairment in either the exchange listed products or the managed equities CGUs.